Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Reporting
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated
Volume	107	108	111	121	134	129	144	140	136	76	86	87	82	93	96
Revenue	15 622	15 488	15 504	10 032	11 912	11 614	8 092	9 790	10 238	6 835	7 911	8 368	5 648	6 544	6 735
Normalized EBITDA	6 172	6 185	6 199	5 014	6 356	6 033	3 179	4 145	4 696	1 895	2 781	3 184	1 737	2 287	2 178
Normalized EBITDA margin %	39.5%	39.9%	40.0%	50.0%	53.4%	51.9%	39.3%	42.3%	45.9%	27.7%	35.2%	38.1%	30.8%	35.0%	32.3%
Depreciation, amortization and impairment	(803)	(833)	(834)	(1 017)	(921)	(844)	(767)	(955)	(1 008)	(988)	(974)	(936)	(646)	(648)	(734)
Normalized profit from operations (EBIT)	5 369	5 352	5 365	3 997	5 435	5 189	2 412	3 190	3 688	907	1 807	2 248	1 091	1 639	1 444
Exceptional items (see Note 8)	(222)	(11)	(10)	(112)	(51)	(151)	(62)	(96)	1	(2 629)	(61)	(370)	(29)	(41)	(43)
Profit from operations (EBIT)	5 147	5 341	5 355	3 885	5 384	5 038	2 350	3 094	3 689	(1 722)	1 746	1 878	1 062	1 598	1 401
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations results
Profit/(loss)
Segment assets (non-current)	63 765	63 725	63 443	72 331	76 168	71 844	12 348	13 452	13 250	35 578	39 442	42 874	13 845	13 450	22 545
Gross capex	646	679	917	829	1 286	1 324	727	1 063	777	768	1 208	1 163	508	626	599
FTE	20 281	20 040	19 323	48 751	52 412	53 140	40 630	41 603	40 503	22 357	23 804	23 604	26 510	29 482	31 523

	Global Export and Holding companies			AB InBev Worldwide
	2020	2019	2018 restated	2020	2019	2018 restated
Volume	1	1	1	531	561	560
Revenue	652	685	582	46 881	52 329	53 041
Normalized EBITDA	(677)	(676)	(558)	17 321	21 078	21 732
Normalized EBITDA margin %	—	—	—	36.9%	40.3%	41.0%
Depreciation, amortization and impairment	(376)	(325)	(269)	(4 598)	(4 657)	(4 624)
Normalized profit from operations (EBIT)	(1 053)	(1 001)	(827)	12 723	16 421	17 107
Exceptional items (see Note 8)	(50)	(63)	(119)	(3 103)	(323)	(692)
Profit from operations (EBIT)	(1 103)	(1 064)	(946)	9 620	16 098	16 414
Net finance income/(cost)				(7 697)	(3 473)	(8 826)
Share of results of associates and joint ventures				156	152	153
Income tax expense				(1 932)	(2 786)	(2 585)
Profit from continuing operations				147	9 990	5 157
Discontinued operations results				2 055	424	531
Profit/(loss)				2 202	10 414	5 688
Segment assets (non-current)	2 024	1 597	1 631	199 891	207 834	215 587
Gross capex	303	312	224	3 781	5 174	5 005
FTE	5 166	4 574	4 683	163 695	171 915	172 776